Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Other operating income from related parties	$ 43	$ 140	$ 0
Other operating income - other	0	40	289
Total other operating income	$ 43	$ 180	$ 289